Significant Accounting Policies (Details) - Schedule of expense (income) from derivatives instruments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of expense (income) from derivatives instruments [Abstract]
Cost of revenues	$ 674	$ (33)	$ (94)
Research and development	1,029	(48)	(48)
Sales and marketing	365	(21)	(21)
General and administrative	$ 481	$ (31)	$ (31)